John Hancock
Global Environmental Opportunities Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 99.1%		$10,162,642
(Cost $9,870,600)
Canada 2.3%		233,911
West Fraser Timber Company, Ltd.	3,261	233,911
China 1.6%		164,719
AiHuiShou International Company, Ltd., ADR (A)	2,974	32,714
Niu Technologies, ADR (A)	1,764	45,158
Xinyi Solar Holdings, Ltd.	14,000	28,200
XPeng, Inc., ADR (A)	1,447	58,647
Denmark 2.6%		262,348
Chr. Hansen Holding A/S	345	31,026
Orsted A/S (B)	727	107,829
Vestas Wind Systems A/S	3,349	123,493
France 7.7%		790,337
Dassault Systemes SE	4,234	233,558
Legrand SA	1,766	199,022
Schneider Electric SE	2,136	357,757
Germany 4.7%		480,202
Infineon Technologies AG	4,667	178,346
Rational AG	105	114,337
Symrise AG	836	123,268
TeamViewer AG (A)(B)	1,911	64,251
Ireland 4.8%		496,788
Aptiv PLC (A)	1,861	310,508
Smurfit Kappa Group PLC	3,302	186,280
Israel 1.3%		132,075
SolarEdge Technologies, Inc. (A)	509	132,075
Japan 4.1%		424,419
Keyence Corp.	500	278,502
Nidec Corp.	1,300	145,917
Netherlands 6.1%		625,670
ASML Holding NV	359	274,415
NXP Semiconductors NV	943	194,626
Signify NV (B)	2,796	156,629
Sweden 2.1%		219,037
Hexagon AB, B Shares	11,303	187,105
Oatly Group AB, ADR (A)	1,799	31,932
Switzerland 4.6%		470,602
Geberit AG	153	125,625
Givaudan SA	30	149,737
SIG Combibloc Group AG (A)	6,617	195,240
United States 57.2%		5,862,534
A.O. Smith Corp.	2,279	160,282
Agilent Technologies, Inc.	2,512	384,914
American Water Works Company, Inc.	1,673	284,594
American Well Corp., Class A (A)	5,662	65,962
ANSYS, Inc. (A)	741	273,029
Applied Materials, Inc.	2,197	307,426
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Array Technologies, Inc. (A)	4,613	$62,460
Autodesk, Inc. (A)	1,114	357,739
Beyond Meat, Inc. (A)	153	18,773
Cadence Design Systems, Inc. (A)	1,896	279,944
Danaher Corp.	975	290,053
Ecolab, Inc.	969	213,984
Equinix, Inc.	330	270,735
International Paper Company	1,888	109,051
Johnson Controls International PLC	4,302	307,249
Lam Research Corp.	261	166,364
ON Semiconductor Corp. (A)	5,463	213,385
PTC, Inc. (A)	1,049	142,087
Republic Services, Inc.	2,954	349,635
Synopsys, Inc. (A)	1,170	336,948
Tetra Tech, Inc.	1,945	259,696
Thermo Fisher Scientific, Inc.	631	340,746
Waste Connections, Inc.	1,537	194,723
Westrock Company	4,845	238,422
Xylem, Inc.	1,862	234,333

Total investments (Cost $9,870,600) 99.1%	$10,162,642
Other assets and liabilities, net 0.9%	95,850
Total net assets 100.0%	$10,258,492

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Information technology	35.6%
Industrials	27.2%
Materials	14.4%
Health care	10.6%
Consumer discretionary	4.4%
Utilities	3.8%
Real estate	2.6%
Consumer staples	0.5%
Other assets and liabilities, net	0.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$233,911	$233,911	—	—
China	164,719	136,519	$28,200	—
Denmark	262,348	—	262,348	—
France	790,337	—	790,337	—
Germany	480,202	—	480,202	—
Ireland	496,788	310,508	186,280	—
Israel	132,075	132,075	—	—
Japan	424,419	—	424,419	—
Netherlands	625,670	194,626	431,044	—
Sweden	219,037	31,932	187,105	—
Switzerland	470,602	—	470,602	—
United States	5,862,534	5,862,534	—	—
Total investments in securities	$10,162,642	$6,902,105	$3,260,537	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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